IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of analysis determined to recognize / (reverse) an impairment for losses

Generation

Cash-Generating Unit	12/31/2016	Additions	Reversals	12/31/2017
UTN Angra 3	8,949,393	950,960	—	9,900,353
UHE Samuel	435,860	—	(127,014)	308,846
UHE Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota - Phase C	—	362,631	—	362,631
Casa Nova I	324,869	21,456	—	346,325
Complexo Eólico Pindaí	—	123,891	—	123,891
Complexo Eólico Pindaí II	—	54,531	—	54,531
Complexo Eólico Pindaí III	—	25,854		25,854
UHE Santa Cruz	—	693,560	—	693,560
UHE Simplício	342,328	—	(62,813)	279,515
UTE Camaçari	303,911	—	(23,342)	280,569
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
UHE Passo São João	130,292	—	(57,679)	72,613
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	52,530	—	(5,437)	47,093
UHE São Domingos	44,252	—	(44,252)	—
PCH Rio Chapéu	41,755	—	(4,691)	37,064
Eólica Chuí IX	37,028	—	(9,869)	27,159
UTE Santana	27,840	—	—	27,840
UTE Mauá III	—	2,255	—	2,255
Other	52,138	—	(44,231)	7,907

Total	12,200,816	2,375,240	(752,111)	13,823,945

Cash-Generating Unit	12/31/2015	Additions	Reversals	12/31/2016
UTN Angra 3	5,922,141	3,027,252	—	8,949,393
UHE Samuel	417,632	18,228	—	435,860
UHE Batalha	559,345	—	(151,642)	407,703
Candiota Fase B	119,939	236,126	—	356,065
Casa Nova I	163,496	161,373	—	324,869
UHE Simplício	380,220	—	(37,892)	342,328
UTE Camaçari	343,765	—	(39,854)	303,911
UHE Serra da Mesa	—	199,184	—	199,184
Eólica Hermenegildo III	75,598	69,721	—	145,319
Eólica Hermenegildo II	65,815	77,214	—	143,029
UHE Passo São João	118,132	12,160	—	130,292
Eólica Hermenegildo I	56,301	73,468	—	129,769
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	44,038	8,492	—	52,530
UHE São Domingos	44,703	—	(451)	44,252
PCH Rio Chapéu	37,279	4,476	—	41,755
Eólica Chuí IX	22,631	14,397	—	37,028
UTE Santana	27,840	—	—	27,840
UTE Mauá III	102,191	—	(102,191)	—
Other	81,717	—	(29,579)	52,138

Total	8,660,334	3,902,091	(361,609)	12,200,816

Cash-generating Unit	12/31/2014	Additions	Reversals	12/31/2015
UTN Angra 3	960,544	4,961,597	—	5,922,141
Candiota II Fase B	35,412	84,527	—	119,939
Eólica Coxilha Seca	—	81,142	—	81,142
UHE Samuel	340,888	76,744	—	417,632
Eólica Hermenegildo III	—	75,598	—	75,598
Eólica Hermenegildo II	—	65,815	—	65,815
UHE Simplício	440,276	—	(60,056)	380,220
Eólica Hermenegildo I	—	56,301	—	56,301
UTE Mauá	—	102,191	—	102,191
UTE Aparecida	—	50,508	—	50,508
UTE Camaçari	365,709	—	(21,944)	343,765
UTE Batalha	553,622	5,723	—	559,345
UHE Passo São João	151,311	—	(33,179)	118,132
Casa Nova	111,515	51,981	—	163,496
Others	230,853	—	(26,742)	204,111

Total	3,190,130	5,612,127	(141,921)	8,660,336

Transmission

Cash Generating Unit	12/31/2016	Additions	Reversions	Classification - Held for Sale	12/31/2017
CC 061-2001	2,077,006	—	(961,144)	—	1,115,862
CT 006-2010 - LT Mascarenha/ Linhares (ES)	—	25,638	—	—	25,638
LT Jauru Porto Velho	311,545	—	(58,788)	—	252,757
CC 018-2012 Mossoró Ceará Mirim	100,497	—	—	—	100,497
CC 005-2012 Jardim NSra Socorro	89,830	—	—	—	89,830
CC 006-2009 Suape II e III	88,101	—	—	—	88,101
CC 014-2008 Eunápolis TFreitas	81,995	4,776	—	—	86,771
CC 020-2010 Igaporâ BJLapa	69,268	—	—	—	69,268
LT Ribeiro Gonçalves - Balsas	65,000	—	(65,000)	—	—
CC 017-2009 Natal III Sta Rita	59,517	—	—	—	59,517
LT Funil-Itapebi	53,541	—	—	—	53,541
LT Camaçari IV - Sapeaçu	50,106	2,758	—	—	52,864
LT Pólo	—	9,044	—	—	9,044
Tucuruí/Miramar	16,069	2,591	—	—	18,660
CC 010-2011 Paraíso Lagoa Nova	44,800	—	—	—	44,800
SE Coletora Porto Velho	43,973	—	(40,787)	—	3,186
LT Recife II - Suape II	43,153	1,972	—	—	45,125
CC 010-2007 Ibicoara Brumado	40,611	—	—	—	40,611
CC 017-2012 Mirueira Jaboatão	31,184	—	—	—	31,184
CC 018-2009 Eunáp TFreitas C2	30,232	—	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	27,553	—	(27,553)	—	—
CC 019-2012 Igaporã Pindaí	21,506	—	—	—	21,506
LT Presidente Médice - Santa Cruz	20,611	—	(2,067)	—	18,544
CC 015-2012 Camaçari IV Pirajá	18,060	—	—	—	18,060
LT Campos Novos - Nova Santa Rita	16,847	350	—	—	17,197
Other	269,033	194,185	—	(162,791)	300,427

	3,670,038	241,314	(1,155,339)	(162,791)	2,593,222

Cash Generating Unit	12/31/2015	Additions	Reversions	12/31/2016
CC 061-2001	174,389	1,902,617	—	2,077,006
LT Jauru Porto Velho	126,025	185,520	—	311,545
CC 018-2012 Mossoró Ceará Mirim	100,497	—	—	100,497
CC 005-2012 Jardim NSra Socorro	89,830	—	—	89,830
CC 006-2009 Suape II e III	88,101	—	—	88,101
CC 014-2008 Eunápolis TFreitas	64,773	17,222	—	81,995
CC 020-2010 Igaporâ BJLapa	69,268	—	—	69,268
LT Ribeiro Gonçalves - Balsas	35,574	29,426	—	65,000
CC 017-2009 Natal III Sta Rita	59,517	—	—	59,517
LT Funil-Itapebi	54,597	—	(1,056)	53,541
LT Camaçari IV - Sapeaçu	39,552	10,554	—	50,106
CC 010-2011 Paraíso Lagoa Nova	44,800	—	—	44,800
SE Coletora Porto Velho	34,123	9,850	—	43,973
LT Recife II - Suape II	28,325	14,828	—	43,153
CC 010-2007 Ibicoara Brumado	40,611	—	—	40,611
CC 017-2012 Mirueira Jaboatão	31,184	—	—	31,184
CC 018-2009 Eunáp TFreitas C2	30,232	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	32,259	—	(4,706)	27,553
CC 019-2012 Igaporã Pindaí	21,506	—	—	21,506
LT Presidente Médice - Santa Cruz	27,339	—	(6,728)	20,611
CC 015-2012 Camaçari IV Pirajá	18,060	—	—	18,060
LT Campos Novos - Nova Santa Rita	30,822	—	(13,975)	16,847
Other	65,098	220,004	—	285,102

	1,306,482	2,390,021	(26,465)	3,670,038

Cash-generating Unit	12/31/2014	Additions	Reversals	12/31/2015
CC 061-2001	—	174,389	—	174,389
Correction/Inversion Station	43,909	—	(43,909)	—
CC 005-2012 Jardim NSra Socorro	46,788	43,042	—	89,830
CC 018-2012 Mossoró Ceará Mirim	61,681	38,816	—	100,497
CC 019-2012 Igaporã Pindaí	59,678	—	(38,172)	21,506
LT Ribeiro Gonçalves - Balsas	73,317	—	(37,743)	35,574
Linha Verde Transmissora de Energia S/A	100,494	—	(35,788)	64,706
SE Coletora Porto Velho	—	34,123	—	34,123
CC 010-2011 Paraíso Lagoa Nova	12,246	32,554	—	44,800
CC 020-2010 Igaporâ BJLapa	37,669	31,599	—	69,268
CC 018-2009 Eunáp TFreitas C2	7,784	22,448	—	30,232
CC 015-2012 Camaçari IV Pirajá	—	18,060	—	18,060
CC 006-2009 Suape II and III	105,933	—	(17,832)	88,101
CC 017-2012 Mirueira Jaboatão	20,290	10,894	—	31,184
CC 014-2008 Eunápolis TFreitas	53,962	10,811	—	64,773
CC 017-2009 Natal III Sta Rita	48,837	10,680	—	59,517
LT Campos Novos - Nova Santa Rita	22,089	8,733	—	30,822
SE Miranda II	—	7,079	—	7,079
Other	275,043	66,978	—	342,021

Total	969,720	510,206	(173,444)	1,306,482

Distribution

Concession	12/31/2016	Additions	Reversals	Classification - Held for Sale	12/31/2017
Amazonas D	63,610	—	(63,610)	—	—
Cepisa	90,885	—	(61,755)	(29,130)	—
Ceron	35,247	—	(10,731)	(24,516)	—
Ceal	32,446	—	(32,446)	—	—
Boa Vista	14,868	—	(5,437)	(9,431)	—

Total	237,056		(173,979)	(63,077)	—

Concession	12/31/2015	Additions	Reversals	12/31/2016
Amazonas D	—	63,610	—	63,610
Cepisa	290,247	—	(199,362)	90,885
Eletroacre	90,808	—	(90,808)	—
Ceron	59,885	—	(24,638)	35,247
Ceal	—	32,446	—	32,446
Boa Vista	17,281	—	(2,413)	14,868

Total	458,221	96,056	(317,221)	237,056

Concession	12/31/2014	Additions	Reversals	12/31/2015
Amazonas D	119,041	—	(119,041)	—
Cepisa	232,442	57,805	—	290,247
Eletroacre	60,026	30,782	—	90,808
Ceron	84,503		(24,618)	59,885
Boa Vista	—	77,400	—	77,400

Total	496,012	165,987	(143,659)	518,340

Administration

Intangible - Administration	12/31/2016	Additions	Reversals	12/31/2017
Livramento	—	215,340	—	215,340
Other	—	48,913	—	48,913

Total	—	264,253	—	264,253

Schedule of impairment recognized in the balance sheet, by operating segment

	12/31/2017
	Generation	Transmission	Distribution	Administration	Total
Fixed Assets	13,804,579	—	—	—	13,804,579
Intangible	19,366	—	—	264,253	283,619
Financial Asset	—	2,593,222	—	—	2,593,222

Total	13,823,945	2,593,222	—	264,253	16,681,420

	12/31/2016
	Generation	Transmission	Distribution	Total
Fixed Assets	12,141,003	—	—	12,141,003
Intangible	59,813	—	237,056	296,869
Financial Asset	—	3,670,038	—	3,670,038

Total	12,200,816	3,670,038	237,056	16,107,910

Schedule of percentage of recoverable amount exceeds the book value of fixed assets

UGC	Discount rate	Provision for Impairment in 2017	VR/VC- 1	VR/VC- 1 (5% var)	VR/VC-1 (10% var)	Hypothetical Impairment
HPP Balbina	6.12%	—	94.20%	91.90%	89.60%	—
TPP Aparecida Complexo	6.12%	—	47.10%	46.40%	45.70%	—
TPP Maua 3	6.62%	—	249.50%	239.60%	230.10%	—
Generation Boa Esperança	6.65%	—	443.50%	443.50%	443.40%	—
Generation - Complexo PA + Moxotó	5.88%	—	569.50%	550.80%	533.00%	—
Generation - Curemas	6.12%	—	79.50%	77.30%	75.00%	—
Generation - Funil	5.88%	—	2496.50%	2426.50%	2359.50%	—
Generation - Pedra	5.88%	—	297.40%	286.50%	276.20%	—
Generation - Sobradinho	5.88%	—	766.00%	749.90%	734.10%	—
Generation - Xingó	5.88%	—	3253.80%	3160.80%	3071.70%	—
HPP Itaparica	5.88%	—	1221.60%	1185.00%	1149.90%	—
CC 007-2005 Milagres Tauá	5.88%	—	23.10%	21.10%	19.10%	—
CC 008-2005 Milagres Curemas	5.88%	—	3.30%	1.60%	-0.10%	56
CC 013-2010 Aparica III	5.88%	—	8.70%	6.30%	4.00%	—
HPP Curuá-Una	6.12%	—	4.40%	2.80%	1.20%	—
HPP Tucuruí	6.12%	—	314.90%	308.80%	302.80%	—
Contract No. 058 - Basic Network	5.88%	—	23.80%	22.10%	20.40%	—
Rectifying/Inverting Station	5.88%	—	6.40%	4.20%	2.00%	—
LT - Jorge Teixeira - C1 and C2	5.88%	—	71.20%	67.10%	63.10%	—
LT - Porto Velho - Abuna - Rio Branco	5.88%	—	17.50%	14.70%	12.00%	—
LT - Ribeiro Gonçalves - Balsas	5.88%	—	4.80%	2.20%	-0.20%	254
LT - São Luiz II and São Luiz III	5.88%	—	0.30%	-2.00%	-4.30%	2,338
SE Miranda	5.88%	—	6.20%	3.80%	1.50%	—
Angra 1 and 2	5.88%	—	171.60%	166.20%	161.00%	—
WPP CERRO CHATO I*	6.12%	—	32.10%	28.70%	25.40%	—
WPP CERRO CHATO II*	6.12%	—	35.90%	32.30%	28.90%	—
WPP CERRO CHATO III*	6.12%	—	35.30%	31.70%	28.30%	—
HPP GOV. JAYME C. JÚNIOR	6.12%	—	30.70%	27.20%	23.90%	—
HPP S. DOMINGOS	6.12%	—	0.90%	-1.40%	-3.70%	15,092
CT 04/2004	5.88%	—	37.80%	35.30%	33.00%	—
CT 05/2009	5.88%	—	9.50%	6.70%	4.00%	—
CT 10/2005	5.88%	—	39.10%	36.20%	33.40%	—
CT 11/2010 and 02/2011	5.88%	—	2.90%	0.10%	-2.50%	3,530
CT 57/01 - New	5.88%	—	38.20%	33.30%	28.60%	—
CT 57/01 - Renewed	5.88%	—	37.10%	34.80%	32.60%	—
BRA-URU INTERCONNECTION	5.88%	—	51.00%	48.80%	46.60%	—
HPP ITUMBIARA	6.12%	—	2550.40%	2533.20%	2516.20%	—
HPP MANSO	6.12%	—	105.50%	99.20%	93.20%	—
HPP MASCAR. DE MORAES	6.12%	—	912.90%	897.40%	882.20%	—
HPP SERRA DA MESA	6.12%	—	124.40%	115.10%	106.20%	—

*Risk of impairment calculated by the discounted cash flow.